CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 7.4%
Ampol Ltd.	1,867	$ 39,382
ANZ Group Holdings Ltd.	27,765	583,507
APA Group	11,621	62,192
Aristocrat Leisure Ltd.	5,213	210,472
ASX Ltd.	1,628	71,803
BHP Group Ltd.(1)	45,983	1,427,595
BlueScope Steel Ltd.	3,687	56,282
Brambles Ltd.	12,975	170,307
CAR Group Ltd.	3,345	86,523
Cochlear Ltd.	569	110,728
Coles Group Ltd.	12,685	158,138
Commonwealth Bank of Australia	15,316	1,428,612
Computershare Ltd.	5,081	88,576
CSL Ltd.	4,396	868,358
Dexus	9,086	47,408
Endeavour Group Ltd.	12,926	44,700
Fortescue Ltd.(1)	15,855	223,628
Goodman Group	15,897	405,517
GPT Group	18,956	64,997
Insurance Australia Group Ltd.	21,559	109,564
Lottery Corp. Ltd.	19,080	67,261
Macquarie Group Ltd.	3,322	531,558
Medibank Pvt Ltd.	26,808	67,635
Mineral Resources Ltd.(1)	1,488	53,052
Mirvac Group(1)	32,152	47,558
National Australia Bank Ltd.	27,921	722,883
Northern Star Resources Ltd.	11,131	121,932
Orica Ltd.	4,768	60,906
Origin Energy Ltd.	16,389	113,528
Pilbara Minerals Ltd.(1)(2)	22,929	51,574
Pro Medicus Ltd.	578	71,143
Qantas Airways Ltd.(2)	7,283	37,176
QBE Insurance Group Ltd.	14,094	160,933
Ramsay Health Care Ltd.(1)	1,442	41,391
REA Group Ltd.	489	67,668
Reece Ltd.(1)	2,319	45,478
Rio Tinto Ltd.(1)	3,578	316,458
Santos Ltd.	30,645	148,488
Scentre Group	48,423	121,730
SEEK Ltd.(1)	3,291	56,336
Seven Group Holdings Ltd.	1,675	49,467
Sonic Healthcare Ltd.	4,238	79,711
South32 Ltd.	38,956	99,919
Stockland(1)	23,794	85,821
Suncorp Group Ltd.	11,287	140,944
Telstra Group Ltd.	39,494	105,707
Transurban Group	27,384	247,417
Treasury Wine Estates Ltd.	6,545	54,032
Vicinity Ltd.	36,142	55,067
Security	Shares	Value
Australia (continued)
Washington H Soul Pattinson & Co. Ltd.(1)	1,836	$ 43,977
Wesfarmers Ltd.	10,202	495,418
Westpac Banking Corp.	31,392	685,994
WiseTech Global Ltd.(1)	1,460	138,257
Woodside Energy Group Ltd.(1)	17,450	300,790
Woolworths Group Ltd.	11,197	257,299
		$ 12,002,797
Austria — 0.2%
Erste Group Bank AG	3,038	$166,478
OMV AG	1,381	59,079
Verbund AG	639	52,870
voestalpine AG	996	25,880
		$304,307
Belgium — 0.8%
Ageas SA(1)	1,339	$71,448
Anheuser-Busch InBev SA	8,086	535,836
D'ieteren Group(1)	195	41,292
Elia Group SA(1)	260	29,715
Groupe Bruxelles Lambert NV	804	62,651
KBC Group NV	2,264	180,119
Lotus Bakeries NV(1)	4	53,677
Sofina SA(1)	155	43,804
Syensqo SA(1)	606	53,702
UCB SA	1,174	211,927
Warehouses De Pauw CVA(1)	1,614	43,069
		$1,327,240
Denmark — 3.4%
AP Moller - Maersk AS, Class A	29	$47,000
AP Moller - Maersk AS, Class B	52	87,505
Carlsberg AS, Class B	892	106,216
Coloplast AS, Class B	1,201	156,545
Danske Bank AS	6,327	190,308
Demant AS(2)	798	31,067
DSV AS	1,597	328,679
Genmab AS(2)	626	151,764
Novo Nordisk AS, Class B	29,374	3,484,095
Novonesis (Novozymes), Class B	3,422	246,368
Orsted AS(2)(3)	1,603	106,171
Pandora AS	768	126,580
Rockwool AS, Class B	69	32,392
Tryg AS	3,470	82,290
Vestas Wind Systems AS(2)	9,367	206,109
Zealand Pharma AS(2)	632	76,896
		$5,459,985
Finland — 1.0%
Elisa OYJ	1,214	$64,360
Fortum OYJ(1)	4,229	69,589

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
Kesko OYJ, Class B(1)	2,174	$ 46,381
Kone OYJ, Class B	3,197	191,249
Metso OYJ(1)	5,161	55,184
Neste OYJ(1)	3,509	68,173
Nokia OYJ	50,265	219,465
Nordea Bank Abp	29,365	346,660
Orion OYJ, Class B	1,126	61,698
Sampo OYJ, Class A	4,739	221,029
Stora Enso OYJ, Class R(1)	5,297	67,770
UPM-Kymmene OYJ	4,923	164,795
Wartsila OYJ Abp	4,725	105,730
		$1,682,083
France — 10.6%
Accor SA	1,612	$70,073
Aeroports de Paris SA	337	43,280
Air Liquide SA	5,232	1,010,351
Alstom SA(2)	3,247	67,462
Amundi SA(3)	658	49,183
ArcelorMittal SA	3,998	104,686
Arkema SA	475	45,243
AXA SA	16,679	642,089
BioMerieux	321	38,472
BNP Paribas SA	9,460	649,161
Bollore SE	7,510	50,130
Bouygues SA	1,786	59,780
Bureau Veritas SA	2,851	94,586
Capgemini SE	1,383	298,590
Carrefour SA	4,895	83,467
Cie de Saint-Gobain SA	4,113	375,116
Cie Generale des Etablissements Michelin SCA	5,994	243,436
Covivio SA	644	39,191
Credit Agricole SA	9,146	139,869
Danone SA	5,804	422,760
Dassault Aviation SA	152	31,386
Dassault Systemes SE	6,238	247,778
Edenred SE	2,168	82,114
Eiffage SA	595	57,457
Engie SA	16,551	286,203
EssilorLuxottica SA	2,728	646,329
Eurazeo SE	445	36,607
Eurofins Scientific SE	1,305	82,739
Gecina SA	366	42,141
Getlink SE	2,438	43,486
Hermes International SCA	290	714,082
Ipsen SA	305	37,570
Kering SA	691	198,906
Klepierre SA	1,988	65,139
La Francaise des Jeux SAEM(3)	1,007	41,438
Legrand SA	2,329	268,314
L'Oreal SA	2,179	977,361
Security	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	2,504	$ 1,920,256
Orange SA	17,541	200,895
Pernod Ricard SA	1,852	280,193
Publicis Groupe SA	2,018	220,842
Renault SA	1,830	79,555
Rexel SA	2,207	63,974
Safran SA	3,130	736,560
Sanofi SA	10,461	1,204,471
Sartorius Stedim Biotech	241	50,460
Schneider Electric SE	4,993	1,316,193
SEB SA	192	21,916
Societe Generale SA	6,319	157,465
Sodexo SA	722	59,208
Teleperformance SE	483	49,967
Thales SA	818	130,006
TotalEnergies SE	19,696	1,278,965
Unibail-Rodamco-Westfield(2)	996	87,232
Veolia Environnement SA	6,095	200,667
Vinci SA	4,623	540,413
Vivendi SE	6,894	79,751
		$17,064,964
Germany — 8.9%
adidas AG	1,463	$387,675
Allianz SE	3,548	1,167,004
BASF SE	8,023	425,242
Bayer AG	9,190	310,913
Bayerische Motoren Werke AG	2,899	256,377
Bayerische Motoren Werke AG, PFC Shares	622	51,618
Bechtle AG	660	29,523
Beiersdorf AG	955	143,746
Brenntag SE	1,250	93,303
Carl Zeiss Meditec AG	333	26,418
Commerzbank AG	9,225	170,150
Continental AG	934	60,527
Covestro AG(2)(3)	1,673	104,262
CTS Eventim AG & Co. KGaA	614	63,933
Daimler Truck Holding AG	4,735	177,787
Delivery Hero SE(2)(3)	1,553	62,849
Deutsche Bank AG	17,293	299,371
Deutsche Boerse AG	1,742	408,967
Deutsche Lufthansa AG	4,675	34,241
Deutsche Post AG	9,419	420,150
Deutsche Telekom AG	31,937	937,965
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	960	76,717
E.ON SE	20,706	308,352
Evonik Industries AG	2,403	56,253
Fresenius Medical Care AG	1,954	83,029
Fresenius SE & Co. KGaA(2)	3,627	138,373
GEA Group AG	1,538	75,433
Hannover Rueck SE	551	157,288

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Heidelberg Materials AG	1,195	$ 130,183
Henkel AG & Co. KGaA	1,002	85,182
Henkel AG & Co. KGaA, PFC Shares	1,646	154,723
Infineon Technologies AG	11,758	412,799
Knorr-Bremse AG	597	53,196
LEG Immobilien SE	696	72,867
Mercedes-Benz Group AG	6,802	440,764
Merck KGaA	1,213	214,132
MTU Aero Engines AG	514	160,639
Muenchener Rueckversicherungs-Gesellschaft AG	1,223	673,927
Nemetschek SE	486	50,515
Porsche Automobil Holding SE, PFC Shares	1,286	58,921
Puma SE	1,095	45,789
Rational AG	41	41,859
Rheinmetall AG	407	221,256
RWE AG	5,878	214,152
SAP SE	9,515	2,176,390
Sartorius AG, PFC Shares	237	66,639
Scout24 SE(3)	615	52,950
Siemens AG	6,959	1,407,860
Siemens Energy AG(2)	5,676	209,557
Siemens Healthineers AG(3)	2,441	146,608
Symrise AG	1,177	162,884
Talanx AG	538	45,351
Volkswagen AG, PFC Shares	1,950	207,114
Vonovia SE	6,842	249,778
Zalando SE(2)(3)	2,244	74,168
		$14,357,669
Hong Kong — 2.0%
AIA Group Ltd.	101,766	$888,708
BOC Hong Kong Holdings Ltd.	32,956	104,413
CK Asset Holdings Ltd.	16,209	70,567
CK Hutchison Holdings Ltd.	25,847	146,545
CK Infrastructure Holdings Ltd.	5,604	38,124
CLP Holdings Ltd.	14,122	123,460
ESR Group Ltd.(3)	17,000	27,025
Futu Holdings Ltd. ADR(2)	406	38,834
Galaxy Entertainment Group Ltd.	18,913	93,396
Hang Seng Bank Ltd.	7,340	91,326
Henderson Land Development Co. Ltd.	11,806	37,387
HKT Trust & HKT Ltd.	32,020	40,926
Hong Kong & China Gas Co. Ltd.	96,675	78,963
Hong Kong Exchanges & Clearing Ltd.	10,906	445,514
Hongkong Land Holdings Ltd.	9,294	34,150
Jardine Matheson Holdings Ltd.	1,519	59,382
Link REIT	21,989	109,621
MTR Corp. Ltd.	12,481	46,656
Power Assets Holdings Ltd.	13,542	86,323
Sands China Ltd.(2)	19,483	49,064
Sino Land Co. Ltd.	29,433	32,143
Security	Shares	Value
Hong Kong (continued)
SITC International Holdings Co. Ltd.	10,000	$ 26,823
Sun Hung Kai Properties Ltd.	13,652	147,917
Swire Pacific Ltd., Class A	3,037	25,897
Techtronic Industries Co. Ltd.	12,525	186,979
WH Group Ltd.(3)	85,233	67,129
Wharf Holdings Ltd.	11,000	31,234
Wharf Real Estate Investment Co. Ltd.	13,118	45,812
		$ 3,174,318
Ireland — 0.7%
AIB Group PLC	16,095	$92,197
Bank of Ireland Group PLC	9,205	102,797
DCC PLC	788	53,796
Experian PLC	8,280	436,104
James Hardie Industries PLC, CDI(2)	3,821	151,838
Kerry Group PLC, Class A	1,337	138,551
Kingspan Group PLC	1,330	124,739
		$1,100,022
Israel — 0.7%
Azrieli Group Ltd.	315	$21,967
Bank Hapoalim BM	11,570	115,967
Bank Leumi Le-Israel BM	13,607	133,252
Check Point Software Technologies Ltd.(2)	835	160,996
CyberArk Software Ltd.(2)	385	112,270
Elbit Systems Ltd.	215	42,784
Global-e Online Ltd.(2)	871	33,481
ICL Group Ltd.	5,687	24,206
Israel Discount Bank Ltd., Class A	9,975	55,885
Mizrahi Tefahot Bank Ltd.	1,288	50,339
Monday.com Ltd.(2)	348	96,664
Nice Ltd.(2)	538	93,537
Teva Pharmaceutical Industries Ltd. ADR(2)	9,925	178,849
Wix.com Ltd.(2)	433	72,385
		$1,192,582
Italy — 2.6%
Amplifon SpA(1)	989	$28,464
Banco BPM SpA	11,286	76,253
Davide Campari-Milano NV(1)	4,861	41,205
DiaSorin SpA(1)	212	24,788
Enel SpA	75,120	600,043
Eni SpA	21,287	323,936
Ferrari NV(1)	1,165	545,920
FinecoBank Banca Fineco SpA(1)	5,458	93,670
Generali(1)	9,449	273,479
Infrastrutture Wireless Italiane SpA(1)(3)	2,913	35,828
Intesa Sanpaolo SpA	135,166	578,604
Leonardo SpA(1)	3,789	84,803
Mediobanca Banca di Credito Finanziario SpA	4,446	75,966
Moncler SpA(1)	2,062	131,095

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Nexi SpA(1)(2)(3)	5,767	$ 39,182
Poste Italiane SpA(3)	4,086	57,380
Prysmian SpA	2,550	185,534
Recordati Industria Chimica e Farmaceutica SpA	1,001	56,643
Snam SpA(1)	18,440	93,929
Telecom Italia SpA(1)(2)	67,396	18,738
Tenaris SA	4,321	68,583
Terna - Rete Elettrica Nazionale(1)	12,584	113,342
UniCredit SpA	13,382	587,491
		$4,134,876
Japan — 22.2%
Advantest Corp.(1)	6,900	$324,516
Aeon Co. Ltd.	5,748	156,117
AGC, Inc.	1,556	50,492
Aisin Corp.(1)	5,556	61,736
Ajinomoto Co., Inc.(1)	4,199	162,509
ANA Holdings, Inc.	1,383	29,614
Asahi Group Holdings Ltd.	13,545	177,534
Asahi Kasei Corp.	10,370	78,619
Asics Corp.	6,000	126,049
Astellas Pharma, Inc.(1)	16,301	188,397
Bandai Namco Holdings, Inc.(1)	5,111	116,624
Bridgestone Corp.	5,184	200,195
Brother Industries Ltd.	1,905	37,362
Canon, Inc.	8,500	279,950
Capcom Co. Ltd.	2,800	65,308
Central Japan Railway Co.	6,995	161,515
Chiba Bank Ltd.(1)	4,141	33,659
Chubu Electric Power Co., Inc.(1)	5,269	61,922
Chugai Pharmaceutical Co. Ltd.	6,246	302,750
Concordia Financial Group Ltd.(1)	10,931	61,016
Dai Nippon Printing Co. Ltd.	3,810	68,029
Daifuku Co. Ltd.(1)	3,300	63,881
Dai-ichi Life Holdings, Inc.	8,313	215,700
Daiichi Sankyo Co. Ltd.	17,000	561,550
Daikin Industries Ltd.	2,358	330,971
Daito Trust Construction Co. Ltd.(1)	516	62,852
Daiwa House Industry Co. Ltd.	5,132	161,535
Daiwa Securities Group, Inc.(1)	12,025	85,289
Denso Corp.	16,736	251,565
Dentsu Group, Inc.(1)	1,805	55,634
Disco Corp.(1)	800	210,742
East Japan Railway Co.	8,550	169,683
Eisai Co. Ltd.	2,451	91,361
ENEOS Holdings, Inc.	27,338	149,680
FANUC Corp.(1)	8,810	258,753
Fast Retailing Co. Ltd.(1)	1,700	564,055
Fuji Electric Co. Ltd.	1,341	81,256
FUJIFILM Holdings Corp.	10,181	263,555
Fujitsu Ltd.	15,520	319,082
Security	Shares	Value
Japan (continued)
Hamamatsu Photonics KK	2,302	$ 30,037
Hankyu Hanshin Holdings, Inc.(1)	1,862	57,520
Hikari Tsushin, Inc.	219	48,776
Hitachi Construction Machinery Co. Ltd.(1)	796	19,510
Hitachi Ltd.	42,220	1,119,562
Honda Motor Co. Ltd.	41,303	440,965
Hoshizaki Corp.	1,032	35,940
HOYA Corp.	3,223	446,397
Hulic Co. Ltd.	3,540	36,035
Ibiden Co. Ltd.(1)	1,000	30,907
Idemitsu Kosan Co. Ltd.	8,420	61,056
INPEX Corp.	8,991	121,727
Isuzu Motors Ltd.(1)	5,255	71,653
ITOCHU Corp.(1)	10,948	590,043
Japan Airlines Co. Ltd.	1,320	23,086
Japan Exchange Group, Inc.(1)	9,436	122,633
Japan Post Bank Co. Ltd.	12,600	118,279
Japan Post Holdings Co. Ltd.(1)	18,700	179,317
Japan Post Insurance Co. Ltd.(1)	1,800	33,059
Japan Real Estate Investment Corp.(1)	10	39,756
Japan Tobacco, Inc.	10,834	315,906
JFE Holdings, Inc.(1)	5,225	70,246
Kajima Corp.(1)	3,581	67,119
Kansai Electric Power Co., Inc.(1)	6,178	102,387
Kao Corp.	4,101	202,699
Kawasaki Kisen Kaisha Ltd.(1)	3,600	56,122
KDDI Corp.	14,167	453,875
Keisei Electric Railway Co. Ltd.(1)	1,305	38,906
Keyence Corp.	1,760	843,501
Kikkoman Corp.(1)	6,005	68,316
Kirin Holdings Co. Ltd.	7,426	113,171
Kobe Bussan Co. Ltd.	1,400	43,664
Kokusai Electric Corp.(1)	1,522	34,319
Komatsu Ltd.	8,146	228,045
Konami Group Corp.	951	96,982
Kubota Corp.	8,711	124,379
Kyocera Corp.	12,192	142,490
Kyowa Kirin Co. Ltd.	2,344	41,364
Lasertec Corp.	700	116,709
LY Corp.	24,517	71,462
M3, Inc.	3,458	34,628
Makita Corp.	2,248	75,941
Marubeni Corp.	13,033	215,329
MatsukiyoCocokara & Co.(1)	2,700	44,483
Mazda Motor Corp.(1)	4,510	34,459
McDonald's Holdings Co. (Japan) Ltd.(1)	877	41,787
MEIJI Holdings Co. Ltd.(1)	2,234	55,878
MINEBEA MITSUMI, Inc.(1)	3,659	72,325
Mitsubishi Chemical Group Corp.(1)	13,622	87,623
Mitsubishi Corp.(1)	30,570	635,240
Mitsubishi Electric Corp.	17,860	289,706

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsubishi Estate Co. Ltd.	10,068	$ 159,017
Mitsubishi HC Capital, Inc.	8,466	60,127
Mitsubishi Heavy Industries Ltd.	29,140	435,468
Mitsubishi UFJ Financial Group, Inc.(4)	100,576	1,032,774
Mitsui & Co. Ltd.	23,150	517,727
Mitsui Chemicals, Inc.(1)	1,475	39,400
Mitsui Fudosan Co. Ltd.	24,493	230,794
Mitsui OSK Lines Ltd.(1)	3,100	107,324
Mizuho Financial Group, Inc.(1)	21,700	448,557
MonotaRO Co. Ltd.(1)	1,800	30,015
MS&AD Insurance Group Holdings, Inc.	11,784	276,973
Murata Manufacturing Co. Ltd.	15,642	309,535
NEC Corp.	2,255	217,757
Nexon Co. Ltd.	3,150	62,597
Nidec Corp.	7,656	161,182
Nintendo Co. Ltd.	9,610	513,668
Nippon Building Fund, Inc.	80	73,306
Nippon Paint Holdings Co. Ltd.(1)	8,390	63,898
Nippon Prologis REIT, Inc.	22	37,685
Nippon Sanso Holdings Corp.(1)	1,824	66,946
Nippon Steel Corp.(1)	7,975	178,737
Nippon Telegraph & Telephone Corp.	270,000	276,800
Nippon Yusen KK(1)	4,000	146,926
Nissan Motor Co. Ltd.(1)	20,543	58,355
Nissin Foods Holdings Co. Ltd.(1)	1,794	50,132
Nitori Holdings Co. Ltd.	716	106,600
Nitto Denko Corp.(1)	6,350	106,860
Nomura Holdings, Inc.(1)	27,657	144,341
Nomura Real Estate Holdings, Inc.(1)	870	23,441
Nomura Research Institute Ltd.	3,400	126,180
NTT Data Group Corp.	5,930	106,726
Obayashi Corp.(1)	5,320	67,796
Obic Co. Ltd.	2,800	98,236
Olympus Corp.	10,876	206,745
Omron Corp.(1)	1,463	66,888
Ono Pharmaceutical Co. Ltd.(1)	3,505	47,049
Oracle Corp. Japan	289	29,837
Oriental Land Co. Ltd.	10,020	259,191
ORIX Corp.	10,702	250,414
Osaka Gas Co. Ltd.	3,623	81,706
Otsuka Corp.	2,328	57,494
Otsuka Holdings Co. Ltd.	3,852	218,790
Pan Pacific International Holdings Corp.	3,436	89,280
Panasonic Holdings Corp.	21,547	189,285
Rakuten Group, Inc.(1)(2)	13,100	84,527
Recruit Holdings Co. Ltd.	13,657	829,695
Renesas Electronics Corp.	15,700	227,849
Resona Holdings, Inc.	18,911	132,511
Ricoh Co. Ltd.(1)	4,735	51,387
Rohm Co. Ltd.(1)	2,828	31,859
SBI Holdings, Inc.(1)	2,375	54,963
Security	Shares	Value
Japan (continued)
SCREEN Holdings Co. Ltd.	700	$ 49,225
SCSK Corp.	1,200	24,881
SECOM Co. Ltd.	3,696	136,712
Seiko Epson Corp.	2,252	41,659
Sekisui Chemical Co. Ltd.	2,964	46,344
Sekisui House Ltd.	5,650	156,876
Seven & i Holdings Co. Ltd.	20,778	312,868
SG Holdings Co. Ltd.	2,600	27,886
Shimadzu Corp.(1)	2,414	80,740
Shimano, Inc.	650	123,739
Shin-Etsu Chemical Co. Ltd.	16,525	690,586
Shionogi & Co. Ltd.	6,663	95,509
Shiseido Co. Ltd.	3,774	102,640
Shizuoka Financial Group, Inc.(1)	3,925	34,235
SMC Corp.	479	214,219
SoftBank Corp.(1)	263,000	343,370
SoftBank Group Corp.	9,384	556,624
Sompo Holdings, Inc.	8,897	200,545
Sony Group Corp.	56,900	1,105,429
Subaru Corp.	5,328	94,258
SUMCO Corp.(1)	3,600	38,937
Sumitomo Corp.	9,225	207,157
Sumitomo Electric Industries Ltd.(1)	6,990	113,501
Sumitomo Metal Mining Co. Ltd.(1)	2,420	72,625
Sumitomo Mitsui Financial Group, Inc.	33,891	724,136
Sumitomo Mitsui Trust Holdings, Inc.	6,264	149,928
Sumitomo Realty & Development Co. Ltd.(1)	2,568	86,928
Suntory Beverage & Food Ltd.	1,117	42,059
Suzuki Motor Corp.(1)	14,312	161,152
Sysmex Corp.(1)	4,479	88,656
T&D Holdings, Inc.	4,306	75,918
Taisei Corp.	1,549	68,021
Takeda Pharmaceutical Co. Ltd.(1)	14,324	412,726
TDK Corp.	17,325	221,315
Terumo Corp.	12,536	237,488
TIS, Inc.	1,900	48,501
Toho Co. Ltd.	856	34,719
Tokio Marine Holdings, Inc.	17,300	637,928
Tokyo Electric Power Co. Holdings, Inc.(2)	14,200	62,978
Tokyo Electron Ltd.	4,037	719,941
Tokyo Gas Co. Ltd.	3,462	80,641
Tokyu Corp.(1)	4,384	56,772
TOPPAN Holdings, Inc.	2,074	61,727
Toray Industries, Inc.	12,262	72,417
TOTO Ltd.	1,143	42,517
Toyota Industries Corp.	1,261	97,781
Toyota Motor Corp.	93,250	1,676,077
Toyota Tsusho Corp.	5,895	107,782
Trend Micro, Inc.	1,144	67,925
Unicharm Corp.(1)	3,514	126,595
West Japan Railway Co.(1)	4,356	82,726

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Yakult Honsha Co. Ltd.(1)	1,992	$ 46,132
Yamaha Motor Co. Ltd.(1)	8,662	78,011
Yaskawa Electric Corp.	2,183	76,419
Yokogawa Electric Corp.	2,228	57,092
Zensho Holdings Co. Ltd.(1)	900	49,865
ZOZO, Inc.(1)	1,007	36,584
		$ 35,791,748
Netherlands — 5.7%
ABN AMRO Bank NV(1)(3)	4,445	$80,329
Adyen NV(2)(3)	203	317,821
Aegon Ltd.(1)	12,239	78,612
AerCap Holdings NV	1,790	169,549
Airbus SE	5,389	788,714
Akzo Nobel NV(1)	1,606	113,450
Argenx SE(2)(5)	517	279,536
Argenx SE(2)(5)	36	19,465
ASM International NV	439	289,634
ASML Holding NV	3,637	3,025,474
ASR Nederland NV(1)	1,436	70,396
BE Semiconductor Industries NV(1)	684	87,238
Euronext NV(3)	669	72,618
EXOR NV	907	97,234
Ferrovial SE(1)	4,806	206,547
Heineken Holding NV	1,138	85,977
Heineken NV	2,619	232,489
IMCD NV(1)	521	90,505
ING Groep NV, Series N	29,845	541,478
JDE Peet's NV	904	18,878
Koninklijke Ahold Delhaize NV(1)	8,330	287,956
Koninklijke KPN NV	36,528	149,191
Koninklijke Philips NV(2)	7,537	247,105
NN Group NV(1)	2,543	126,886
OCI NV	827	23,577
Prosus NV	13,033	568,817
Qiagen NV(2)	2,145	96,962
Randstad NV(1)	975	48,444
Stellantis NV(1)	19,883	275,340
STMicroelectronics NV	5,961	178,021
Universal Music Group NV	7,628	199,558
Wolters Kluwer NV	2,276	383,897
		$9,251,698
New Zealand — 0.3%
Auckland International Airport Ltd.	15,160	$71,908
Fisher & Paykel Healthcare Corp. Ltd.	5,027	111,429
Mercury NZ Ltd.	8,219	33,761
Meridian Energy Ltd.	13,690	51,614
Spark New Zealand Ltd.	17,151	33,073
Xero Ltd.(2)	1,361	140,681
		$442,466
Security	Shares	Value
Norway — 0.6%
Aker BP ASA	2,840	$ 60,784
DNB Bank ASA	8,051	165,102
Equinor ASA	7,866	198,999
Gjensidige Forsikring ASA	1,602	29,963
Kongsberg Gruppen ASA	874	85,372
Mowi ASA	4,265	76,614
Norsk Hydro ASA	11,660	75,324
Orkla ASA	6,067	57,220
Salmar ASA	718	37,667
Telenor ASA	6,263	80,012
Yara International ASA	1,402	44,294
		$911,351
Poland — 0.0%(6)
InPost SA(2)	2,062	$38,931
		$38,931
Portugal — 0.2%
EDP SA	27,140	$123,780
Galp Energia SGPS SA	4,520	84,602
Jeronimo Martins SGPS SA	2,358	46,337
		$254,719
Singapore — 1.5%
CapitaLand Ascendas REIT	33,831	$74,915
CapitaLand Integrated Commercial Trust	56,366	92,648
CapitaLand Investment Ltd.(1)	21,648	52,340
DBS Group Holdings Ltd.	18,142	537,263
Genting Singapore Ltd.	48,954	33,183
Grab Holdings Ltd., Class A(2)	20,125	76,475
Keppel Ltd.	11,828	60,756
Oversea-Chinese Banking Corp. Ltd.	30,836	360,965
Sea Ltd. ADR(2)	3,406	321,118
Sembcorp Industries Ltd.	8,600	36,969
Singapore Airlines Ltd.	13,300	70,209
Singapore Exchange Ltd.	8,700	77,088
Singapore Technologies Engineering Ltd.	13,218	47,740
Singapore Telecommunications Ltd.	72,791	183,027
United Overseas Bank Ltd.	11,514	287,412
Wilmar International Ltd.	15,000	38,904
		$2,351,012
Spain — 2.7%
Acciona SA(1)	193	$27,382
ACS Actividades de Construccion y Servicios SA	1,775	81,929
Aena SME SA(3)	711	156,189
Amadeus IT Group SA(1)	4,147	300,336
Banco Bilbao Vizcaya Argentaria SA	52,598	568,177
Banco de Sabadell SA	50,934	108,170
Banco Santander SA	143,866	737,149
CaixaBank SA	34,761	207,452

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Cellnex Telecom SA(1)(2)(3)	4,980	$ 201,903
EDP Renovaveis SA(1)	2,852	49,764
Endesa SA	2,524	55,141
Grifols SA(1)(2)	2,499	28,401
Iberdrola SA	55,965	865,170
Industria de Diseno Textil SA	9,848	583,262
Redeia Corp. SA	3,451	67,091
Repsol SA(1)	11,027	145,438
Telefonica SA	36,053	176,374
		$4,359,328
Sweden — 3.3%
AddTech AB, Class B	2,567	$76,956
Alfa Laval AB	2,523	121,296
Assa Abloy AB, Class B	9,244	311,429
Atlas Copco AB, Class A	25,112	486,681
Atlas Copco AB, Class B	14,743	252,958
Beijer Ref AB	3,714	61,146
Boliden AB	2,485	84,338
Epiroc AB, Class A	6,161	133,444
Epiroc AB, Class B	3,300	62,577
EQT AB	3,525	121,006
Essity AB, Class B	5,682	177,362
Evolution AB(3)	1,640	161,299
Fastighets AB Balder, Class B(2)	7,106	62,492
Getinge AB, Class B	1,789	38,502
H & M Hennes & Mauritz AB, Class B(1)	5,635	95,973
Hexagon AB, Class B	18,160	195,603
Holmen AB, Class B	733	31,736
Husqvarna AB, Class B	3,160	22,135
Industrivarden AB, Class A	1,102	40,756
Industrivarden AB, Class C	1,700	62,600
Indutrade AB	2,678	83,339
Investment AB Latour, Class B	1,245	38,898
Investor AB, Class B	15,801	486,927
L E Lundbergforetagen AB, Class B	593	33,960
Lifco AB, Class B	2,385	78,547
Nibe Industrier AB, Class B(1)	12,254	67,160
Saab AB, Class B	2,680	57,112
Sagax AB, Class B	1,940	55,249
Sandvik AB	9,551	213,724
Securitas AB, Class B	5,049	64,096
Skandinaviska Enskilda Banken AB, Class A	14,068	215,356
Skanska AB, Class B	2,734	56,991
SKF AB, Class B	3,034	60,434
Svenska Cellulosa AB SCA, Class B	5,434	79,224
Svenska Handelsbanken AB, Class A	12,835	131,840
Swedbank AB, Class A	7,979	169,359
Swedish Orphan Biovitrum AB(2)	1,899	61,259
Tele2 AB, Class B	4,405	49,824
Telefonaktiebolaget LM Ericsson, Class B(1)	25,126	189,863
Security	Shares	Value
Sweden (continued)
Telia Co. AB	21,130	$ 68,335
Trelleborg AB, Class B	2,050	78,906
Volvo AB, Class A	1,836	49,026
Volvo AB, Class B	14,807	391,677
Volvo Car AB, Class B(1)(2)	8,357	23,007
		$ 5,404,402
Switzerland — 10.4%
ABB Ltd.	14,606	$ 847,376
Adecco Group AG	1,530	52,180
Alcon, Inc.	4,504	450,761
Avolta AG	817	34,580
Bachem Holding AG	388	32,709
Baloise Holding AG	374	76,481
Banque Cantonale Vaudoise	289	29,849
Barry Callebaut AG	29	53,692
BKW AG	204	36,993
Chocoladefabriken Lindt & Spruengli AG	1	127,370
Chocoladefabriken Lindt & Spruengli AG PC	9	116,099
Cie Financiere Richemont SA, Class A	4,912	780,046
Clariant AG	1,727	26,175
Coca-Cola HBC AG	1,983	70,698
DSM-Firmenich AG	1,738	239,857
EMS-Chemie Holding AG	68	57,136
Galderma Group AG(2)	501	46,549
Geberit AG	295	192,578
Givaudan SA	83	455,383
Glencore PLC(2)	94,288	539,954
Helvetia Holding AG	307	53,090
Holcim AG	4,691	459,403
Julius Baer Group Ltd.	1,806	108,909
Kuehne & Nagel International AG	413	112,839
Logitech International SA	1,464	131,117
Lonza Group AG	671	425,805
Nestle SA	23,976	2,409,406
Novartis AG	17,957	2,067,610
Partners Group Holding AG	210	316,612
Roche Holding AG(5)	328	112,293
Roche Holding AG(5)	6,400	2,048,110
Sandoz Group AG	3,880	161,691
Schindler Holding AG(5)	390	114,467
Schindler Holding AG(5)	249	70,818
SGS SA	1,426	159,228
SIG Group AG	2,537	56,562
Sika AG	1,373	455,102
Sonova Holding AG	446	160,647
Straumann Holding AG	1,033	168,973
Swatch Group AG	354	75,907
Swatch Group AG (The), Bearer Shares	668	28,628
Swiss Life Holding AG	277	231,782
Swiss Prime Site AG	664	74,417

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Swiss Re AG	2,723	$ 376,807
Swisscom AG	246	160,763
Temenos AG	527	36,897
UBS Group AG	29,908	925,475
VAT Group AG(3)	243	124,270
Zurich Insurance Group AG	1,338	808,365
		$ 16,702,459
United Kingdom — 14.0%
3i Group PLC	8,795	$389,605
Admiral Group PLC	2,376	88,565
Anglo American PLC	11,538	375,051
Antofagasta PLC	3,642	98,170
Ashtead Group PLC	3,880	300,626
Associated British Foods PLC	2,930	91,570
AstraZeneca PLC	14,119	2,199,548
Auto Trader Group PLC(3)	8,693	101,058
Aviva PLC	24,466	158,460
BAE Systems PLC	27,318	453,535
Barclays PLC	136,738	410,840
Barratt Developments PLC	8,311	53,320
Berkeley Group Holdings PLC	1,039	65,718
BP PLC	152,166	793,627
British American Tobacco PLC	18,048	657,995
BT Group PLC(1)	60,412	119,741
Bunzl PLC	3,243	153,585
Centrica PLC	46,635	72,944
Coca-Cola Europacific Partners PLC	1,816	143,010
Compass Group PLC	15,368	492,693
Croda International PLC	1,153	65,147
Diageo PLC	20,469	714,980
Endeavour Mining PLC	1,535	36,326
Entain PLC	5,560	56,807
GSK PLC	37,544	764,434
Haleon PLC	67,693	354,204
Halma PLC	3,664	128,113
Hargreaves Lansdown PLC	2,659	39,628
Hikma Pharmaceuticals PLC	1,223	31,296
HSBC Holdings PLC	168,207	1,508,988
Imperial Brands PLC	7,378	214,619
Informa PLC	11,924	131,134
InterContinental Hotels Group PLC	1,537	167,380
Intertek Group PLC	1,359	93,958
J Sainsbury PLC	17,242	68,233
JD Sports Fashion PLC	24,647	50,821
Kingfisher PLC	15,641	67,503
Land Securities Group PLC	5,555	48,424
Legal & General Group PLC	55,052	166,851
Lloyds Banking Group PLC	571,783	449,589
London Stock Exchange Group PLC	4,392	601,313
M&G PLC	18,709	51,896
Security	Shares	Value
United Kingdom (continued)
Melrose Industries PLC	11,981	$ 73,223
Mondi PLC	3,653	69,683
National Grid PLC	43,992	608,101
NatWest Group PLC	59,576	275,798
Next PLC	1,061	138,987
Pearson PLC	5,942	80,778
Persimmon PLC	3,000	66,018
Phoenix Group Holdings PLC	5,688	42,605
Prudential PLC	25,493	236,505
Reckitt Benckiser Group PLC	6,483	396,657
RELX PLC	17,182	811,271
Rentokil Initial PLC	23,519	115,005
Rio Tinto PLC	10,307	731,669
Rolls-Royce Holdings PLC(2)	78,250	553,814
Sage Group PLC	8,809	121,002
Schroders PLC	7,870	36,877
Segro PLC	11,880	139,240
Severn Trent PLC	2,446	86,597
Shell PLC	57,699	1,871,855
Smith & Nephew PLC	7,432	115,351
Smiths Group PLC	3,326	74,745
Spirax Group PLC	716	72,176
SSE PLC	10,148	255,774
Standard Chartered PLC	20,383	216,181
Taylor Wimpey PLC	35,711	78,553
Tesco PLC	63,233	303,601
Unilever PLC	22,872	1,482,867
United Utilities Group PLC	6,627	92,913
Vodafone Group PLC	215,026	215,498
Whitbread PLC	1,787	75,016
Wise PLC, Class A(2)	6,883	61,889
WPP PLC	9,670	99,054
		$22,630,608
Total Common Stocks (identified cost $95,273,724)		$159,939,565

Short-Term Investments — 7.1%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(7)	296,075	$ 296,075
Total Affiliated Fund (identified cost $296,075)		$ 296,075

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 6.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(8)	11,102,652	$ 11,102,652
Total Securities Lending Collateral (identified cost $11,102,652)		$ 11,102,652
Total Short-Term Investments (identified cost $11,398,727)		$ 11,398,727

Total Investments — 106.3% (identified cost $106,672,451)	$171,338,292
Other Assets, Less Liabilities — (6.3)%	$(10,092,791)
Net Assets — 100.0%	$161,245,501

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $14,506,294 and the total market value of the collateral received by the Fund was $15,951,646, comprised of cash of $11,102,652 and U.S. government and/or agencies securities of $4,848,994.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $2,156,377 or 1.3% of the Fund's net assets.
(4)	Represents an investment in an issuer that is deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	20.4%
Industrials	17.2
Health Care	13.2
Consumer Discretionary	10.9
Information Technology	8.7
Consumer Staples	8.6
Materials	6.7
Communication Services	4.3
Energy	3.6
Utilities	3.4
Real Estate	2.2
Total	99.2%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at September 30, 2024.

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $1,328,849, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$848,567	$ 59,888	$ (44,110)	$5,790	$162,639	$1,032,774	$26,616	100,576
Short-Term Investments
Liquidity Fund, Institutional Class(1)	544,207	13,636,505	(13,884,637)	—	—	296,075	14,548	296,075
Total				$5,790	$162,639	$1,328,849	$41,164

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$12,002,797	$ —	$12,002,797
Austria	—	304,307	—	304,307
Belgium	53,702	1,273,538	—	1,327,240
Denmark	—	5,459,985	—	5,459,985
Finland	—	1,682,083	—	1,682,083
France	—	17,064,964	—	17,064,964
Germany	—	14,357,669	—	14,357,669
Hong Kong	38,834	3,135,484	—	3,174,318
Ireland	—	1,100,022	—	1,100,022
Israel	654,645	537,937	—	1,192,582
Italy	—	4,134,876	—	4,134,876
Japan	—	35,791,748	—	35,791,748
Netherlands	169,549	9,082,149	—	9,251,698
New Zealand	—	442,466	—	442,466
Norway	—	911,351	—	911,351
Poland	—	38,931	—	38,931
Portugal	—	254,719	—	254,719
Singapore	397,593	1,953,419	—	2,351,012
Spain	—	4,359,328	—	4,359,328
Sweden	—	5,404,402	—	5,404,402

CVT
EAFE International Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Switzerland	$ —	$16,702,459	$ —	$16,702,459
United Kingdom	143,010	22,487,598	—	22,630,608
Total Common Stocks	$1,457,333	$158,482,232(1)	$ —	$159,939,565
Short-Term Investments:
Affiliated Fund	$296,075	$ —	$ —	$296,075
Securities Lending Collateral	11,102,652	—	—	11,102,652
Total Investments	$12,856,060	$158,482,232	$ —	$171,338,292

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.